Right to Receive Cryptocurrencies, Net	12 Months Ended
Mar. 31, 2026
Right to Receive Cryptocurrencies, Net [Abstract]
RIGHT TO RECEIVE CRYPTOCURRENCIES, NET

6. RIGHT TO RECEIVE CRYPTOCURRENCIES, NET

As of March 31, 2026 and 2025, the Company’s right to receive cryptocurrencies consists of the following:

	As of March 31,
	2026	2025
	$’000	$’000
Cryptocurrencies investments	3,850	-
Cryptocurrencies held at brokerage accounts	164	-
	4,014	-
Less: allowance for credit losses	(74)	-
Total	3,940	-

The following table presents the movement of right to receive cryptocurrencies for the year ended March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	-	-
Additions	4,014	-
Ending balance	4,014	-

The movement of the allowance for expected credit losses for right to receive cryptocurrencies was as follows:

	For the years ended March 31,
	2026	2025	2024
	$’000	$’000	$’000
Beginning balance	-	-	-
Additions	74	-	-
Reversal	-	-	-
Write-offs	-	-	-
Exchange realignment	-	-	-
Ending balance	74	-	-